Consolidated Statement of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Operations [Abstract]
Revenues		$ 31,558	$ 32,768	$ 62,806
Cost of Goods Sold	17,739	15,360	109,299	64,385
Gross Income(Loss)	(17,739)	16,198	(76,531)	(1,579)
Operating Expenses
General and Administrative Expenses	326,428	175,016	1,233,683	1,036,005
Depreciation and Amortization	6,794	8,600	38,297	56,600
Consulting Expenses	61,145	13,048	390,437	829,845
Total Operating Expense	394,367	196,664	1,662,417	1,922,450
(LOSS) FROM OPERATIONS	(412,106)	(180,466)	(1,738,948)	(1,924,029)
Other Income (Expense)
Interest (expense)	(13,999)	(159,922)	(652,703)	(704,911)
Gain (loss) on Currency Transactions		(100,327)	19,541	32,841
Gain on forgiveness of debt			49,016
Gain on Derivative Liability		41,643	175,732	153,430
Gain on Sale of Assets			1	15,020
Interest Income	51
Total Other Income (Expense)	(13,948)	(218,606)	(408,413)	(503,620)
(Loss) Before Income Taxes	(426,054)	(399,072)	(2,147,361)	(2,427,649)
Income Tax Expense (Benefit)
NET (LOSS)	$ (426,054)	$ (399,072)	$ (2,147,361)	$ (2,427,649)
BASIC AND DILUTED LOSS PER SHARE	$ (0.06)	$ (0.08)	$ (0.40)	$ (0.46)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	7,065,333	5,318,151	5,332,721	5,318,151